Loans and Convertible Bridge Financing (Details Textual) - USD ($)		1 Months Ended				2 Months Ended	4 Months Ended	6 Months Ended
	Oct. 10, 2018	Sep. 30, 2019	Aug. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Apr. 30, 2019	Apr. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Loans and Convertible Bridge Financing (Textual)
Change in fair value of warrants and capital note								$ (321,403)	$ (1,519,369)
Dividend yield				0.00%
Warrants amount								1,413,260
Expected volatility				59.69%
Convertible debt current								319,380		$ 226,661
Convertible debt non-current								3,244,382		$ 1,809,816
Subsequent Event [Member]
Loans and Convertible Bridge Financing (Textual)
Debt conversion price		$ 0.17	$ 0.17
Accrued interest rate of debt		4.00%	4.00%
Convertible Loan Agreement [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount	$ 1,000,000						$ 200,000
Debt conversion price				$ 0.17		$ 0.17	$ 0.17
Debt instrument, description	Under the terms of the CLA October 2018, the investor was granted an option to lend the Company an additional amount up to $2,000,000, (“Additional Loan Amount”) and also issued the investor a warrant to purchase ordinary shares for an aggregate purchase price of $5,000,000, and an additional warrant conditioned upon the investment of an additional Loan Amount to purchase ordinary shares for an aggregate purchase price of up to $5,000,000 calculated pro-rata to the amount out of Additional Loan Amount provided.
Exercise price	$ 0.17
Change in fair value of warrants and capital note							$ 98,377	86,032
Dividend yield							0.00%
Warrants amount				$ 1,000,000		$ 1,000,000	$ 1,000,000
Expected volatility							59.69%
Risk free rate							2.11%
Expected life in years							2 years
Interest rate	4.00%			4.00%		4.00%	4.00%
Net of issuance costs								165,470
Investor invested additional amount				$ 500,000	$ 500,000	$ 1,000,000
Convertible debt current								319,380
Convertible debt non-current								$ 2,827,290
Convertible Loan Agreement [Member] | Subsequent Event [Member]
Loans and Convertible Bridge Financing (Textual)
Warrants amount			$ 100,000
Investor invested additional amount, description			Investor invested additional $100,000 on the account of the Additional Loan Amount, as of the date of this report, $900,000 out of the Additional Loan Amount were not invested yet.
CLA October 2018 [Member]
Loans and Convertible Bridge Financing (Textual)
Debt aggregate principal amount	$ 5,000,000